FINANCIAL RISK MANAGEMENT (Changes in Fair Value) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value beginning balance	$ 1,797,091
Financial assets, at fair value ending balance	2,062,207
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value beginning balance	18,845
Financial assets, at fair value ending balance	542
Guarantee fund companies | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value beginning balance	983
Disinvestment	(1,484)
Interest accrued	0
Changes in fair value	1,240
Reclassifications	0
Net foreign exchange gain	(197)
Financial assets, at fair value ending balance	542
Non - U.S. government securities | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value beginning balance	17,862
Disinvestment	(7,901)
Interest accrued	0
Changes in fair value	0
Reclassifications	(9,961)
Net foreign exchange gain	0
Financial assets, at fair value ending balance	$ 0